ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS - CoolCo Results of Operations (Details) - USD ($) $ in Thousands, shares in Millions	4 Months Ended	12 Months Ended
	May 01, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss)/income from discontinued operations		$ (189,620)
Gain on disposal		113,170
Net (loss)/income from discontinued operations		(76,450)
CoolCo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Vessel operating expenses	$ 0	(8,466)
Voyage, charterhire and commission expenses	0	(1,229)
Administrative expenses	57	1,906
Project development expenses	0	(62)
Depreciation and amortization	(20)	(5,807)
Impairment of long-lived assets	0	(218,349)
Other operating income	0	4,374
Operating (loss)/income	299	(188,529)
Interest income	0	4
Interest expense, net	0	(4,725)
Other financial items, net	(18)	(799)
Pre-tax (loss)/income from discontinued operations	281	(194,049)
Income taxes	(15)	(451)
(Loss)/income from discontinued operations	266	(194,500)
Gain on disposal	27	(10,060)
Net (loss)/income from discontinued operations	293	(204,560)
Assets and liabilities disposed		355,400
Cash sale proceeds		$ 218,200
Consideration received (in shares)		12.5
Discontinued operation, consideration, value of shares received		$ 127,100
CoolCo | Time and voyage charter revenues
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Time and voyage charter revenues	0	37,289
CoolCo | Vessel management fees and other revenues
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Time and voyage charter revenues	$ 262	$ 1,815